LONG TERM DEBT (Details 5) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Carrying amount (excluding debentures in treasury)	1,384	2,764
Debentures 2010 [Member]
Debt Instrument [Line Items]
Original term in years	3
Currency	R$
Carrying amount (excluding debentures in treasury)	0	1,035
Coupon (%)	0	CDI + 0.29
Maturity date	Jan.10,2010
Debentures 2012 [Member]
Debt Instrument [Line Items]
Original term in years	5
Currency	R$
Carrying amount (excluding debentures in treasury)	1,037	1,033
Coupon (%)	CDI + 0.35	CDI + 0.35
Maturity date	Jan.10,2012
Debenture Others Period [Member]
Debt Instrument [Line Items]
Currency	R$
Carrying amount (excluding debentures in treasury)	347	696
Coupon (%)	0	0
Maturity date	Other